Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 1,123,072	$ 1,217,459
Cost of revenue	(506,500)	(594,321)
Gross profit	616,572	623,138
Consulting and marketing	8,190	20,309
Depreciation	30,702	51,988
General and administrative expenses	1,101,209	884,553
Professional fees	1,220,746	278,012
Total operating expense	(2,360,847)	(1,234,862)
Loss before other income (expense)	(1,744,275)	(611,724)
Finance expenses, net	(14,451)	(13,514)
Foreign exchange gain	100,322	123,002
Covid-19 grant		53,301
Listing expense		(4,394,390)
Other operating expense	85,871	(4,231,601)
Loss before tax	(1,658,404)	(4,843,325)
Tax expense	(6,280)	(35,413)
Loss for the year	(1,664,684)	(4,878,738)
Other comprehensive income (loss)
Exchange differences on translation	(11,709)	14,473
Remeasurement of a defined benefit plan, net	3,835	6,223
Other comprehensive income (loss) for the year	(7,874)	20,696
Total comprehensive loss	$ (1,672,558)	$ (4,858,043)
Loss per share – basic and diluted
Weighted average number of common shares outstanding – basic and diluted	31,865,960	22,332,694